SCHEDULE OF SHORT TERM LOANS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Short term debt	$ 1,413,262	$ 1,462,204
October 27, 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 572,550	594,009
January 19, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 233,422	245,173
May 5, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 111,973	115,230
May 6, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 140,718	145,671
May 10, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 354,599	$ 362,121